Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Classes of current inventories [abstract]
Finished goods	¥ 909,076	¥ 973,797
Work in process	76,264	78,006
Raw materials	575,228	534,984
Total	¥ 1,560,568	¥ 1,586,787